united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE  19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 7/31

Date of reporting period: 1/31/22

Item 1. Reports to Stockholders.

APEX Healthcare ETF

APXH

January 31, 2022

Semi-Annual Report

Advised by:
Regents Park Funds, LLC
4041 MacArthur Blvd., Suite 155
Newport Beach, CA 92660
RegentsParkFunds.com
1-866-866-4848

Distributed by Northern Lights Distributors, LLC
Member FINRA

February 2022

Semi-Annual Letter to Shareholders of the APEX Healthcare ETF (APXH)

General Update

The partial semi-annual period ending January 31st, 2022 (fund inception September 20, 2021) was relatively positive for the APEX Healthcare ETF (“APXH” or the “Fund”). During this period, the Fund grew to $5.4 million in total assets under management. Although the Fund lost -7.13% net of fees for the three months preceding January 31st, 2021, it outperformed the MarketGrader Global Health Care Leaders Index (“Index”), which lost - 8.53% for the same period. Since its inception, APXH has lost 8.80% net of fees while the MarketGrader Global Health Care Leaders Index lost -10.63%. The S&P 500 Total Return Index rose approximately 4.10% over this same period.

Performance Update

Rebounding from third quarter losses, domestic equity markets, including healthcare, were broadly positive during the semi-annual period ending January 31st, 2022. APXH closely tracked its underlying Index in Q4, outperforming it by 40 basis points net of fees. A majority of APXH’s Q4 gains came from the Fund’s allocation to pharmaceuticals, with the only detractors for the quarter being biotech and “other” positions (<1% Holdings). Unfortunately, positive Q4 performance was short lived, and markets took a downturn in January 2022. Year to date the Fund performance has been underwhelming due to the Index’s allocations to health care growth stocks, which have underperformed the broader market. The largest risks to the Fund performance continue to be market volatility, such as that seen in the period from late February to March 2020 and early 2022, as well as concentration risk relative to broad-based global and domestic equity indices and funds due to the Fund’s concentration in the healthcare sector.

Principal Investment Strategy

APXH is a passively managed ETF that seeks to provide investment results corresponding generally, before fees and expenses, to the performance of the MarketGrader Global Health Care Leaders Index. APXH is best used, in our opinion, to express an opportunistic global healthcare sector viewpoint within a larger portfolio. The Fund will normally invest at least 80% of total assets in securities of the MarketGrader Global Health Care Leaders Index or in depository receipts representing securities of the Index. To be eligible for inclusion in the Index, a company must have a minimum market capitalization of $500 million at the time of inclusion and a minimum three-month average daily trading volume of $2 million.

We believe global demographic trends and rising incomes in emerging economies are likely to cause further increases in global health care expenditures in the next 2-3 decades. Based upon general census projections, by 2050 the global population over the age of 65 is on track to double, and the population over age 80 could triple; many of whom will have at least one chronic condition.

The Fund will invest in healthcare stocks globally with potential exposure in, but not limited to, sectors such as:

●	Biotechnology	●	Pharmaceuticals
●	Medical distributors	●	Medical Equipment
●	Life Science & Diagnostics	●	Health Services

On behalf of the entire staff at Anfield Capital Management and Regents Park Funds, we thank you for your continued support.

David Young, CFA

CEO & Founder

The views in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict.

6207-NLD-02232022

APEX Healthcare ETF
PORTFOLIO REVIEW (Unaudited)
January 31, 2022

Average Annual Total Return through January 31, 2022*, as compared to its benchmark:

Inception ***
through January 31, 2022
APEX Healthcare ETF - NAV	-8.80%
APEX Healthcare ETF - Market Price	-8.00%
MarketGrader Global Health Care Leaders Index **	-10.63%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Total returns are calculated with the traded NAV on January 31, 2022. Past performance is no guarantee of future results. Performance figures for periods less than one year are not annualized. The Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least November 30, 2022 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), and extraordinary expenses such as litigation expenses) will not exceed 0.90% of average daily net assets. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the foregoing expense limits as well as any expense limitation in effect at the time the waiver or reimbursement is made. Please review the Fund’s most recent prospectus for more detail on the expense waiver. Without waiver or reimbursement the gross expenses and fees of the Fund is 1.13%, per the most recent prospectus. These expenses were calculated with estimated other expenses and acquired fund fees and expenses.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing exchange traded fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated.

**	The MarketGrader Global Health Care Leaders Index, which was developed and is provided by MarketGrader.com Corp. (“MarketGrader”), consists of 100 fundamentally sound companies in the healthcare sector that are domiciled in any Developed Market or Emerging Market (each as defined by the International Monetary Fund’s World Economic Outlook Database) and are in the MarketGrader research universe. The Index constituents are selected on the basis of the strength of their fundamentals as measured by the MarketGrader Score (zero to 100). To be eligible for inclusion in the Index, a company must have a minimum market capitalization of $500 million at the time of inclusion and a minimum three-month average daily trading volume of $2 million. Investors may not invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

***	As of the close of business on the day of commencement of trading on September 20, 2021.

Portfolio Composition as of January 31, 2022:

Compositions	Percentage of Net Assets
Common Stocks - Medical Equipment & Devices	43.8%
Common Stocks - Biotech & Pharma	36.9%
Exchange-Traded Fund - Equity	8.7%
Common Stocks - Health Care Facilities & Services	4.8%
Common Stocks - Commercial Support Services	0.9%
Common Stocks - Industrial Intermediate Products	0.2%
Common Stocks - Household Products	0.2%
Other Assets in Excess of Liabilities	4.5%
100.0%

APEX Healthcare ETF
PORTFOLIO REVIEW (Unaudited) (Continued)
January 31, 2022

Diversification of Assets as of January 31, 2022:

Country	Percentage of Net Assets
United States	72.8%
Japan	7.4%
Denmark	4.7%
Germany	3.1%
France	1.4%
Netherlands	1.0%
Luxembourg	0.9%
Switzerland	0.8%
New Zealand	0.7%
Hong Kong	0.6%
Cayman Islands	0.4%
Malaysia	0.3%
Spain	0.3%
Canada	0.2%
Israel	0.2%
Sweden	0.2%
United Kingdom	0.2%
Bermuda	0.1%
China	0.1%
Poland	0.1%
Other Assets in Excess of Liabilities	4.5%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

APEX Healthcare ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 86.8%
	BIOTECH & PHARMA - 36.9%
943	AbCellera Biologics, Inc.(a)	$8,478
4,576	Antares Pharma, Inc.(a)	15,421
6,627	Beijing Tong Ren Tang Chinese Medicine Company	10,386
969	BioNTech S.E. - ADR(a)	166,746
223	Blueprint Medicines Corporation(a)	17,193
3,335	Catalyst Pharmaceuticals, Inc.(a)	19,210
11,053	China Grand Pharmaceutical and Healthcare Holdings	7,839
4,743	China Medical System Holdings Ltd.	7,896
2,313	Chugai Pharmaceutical Company Ltd.	74,586
279	CRISPR Therapeutics A.G.(a)	17,786
16,378	CSPC Pharmaceutical Group Ltd.	19,850
566	Halozyme Therapeutics, Inc.(a)	19,589
3,218	Indivior plc(a)	9,739
1,118	Innoviva, Inc.(a)	17,922
180	Ipsen S.A.	17,454
1,399	Ironwood Pharmaceuticals, Inc.(a)	15,599
1,649	Johnson & Johnson	284,106
253	Laboratorios Farmaceuticos Rovi S.A.	18,591
203	Nippon Shinyaku Company Ltd.	13,177
2,576	Novo Nordisk A/S, Class B	255,195
1,266	Ono Pharmaceutical Company Ltd.	30,505
1,136	Organogenesis Holdings, Inc.(a)	8,736
305	Pacira BioSciences, Inc.(a)	19,145
5,633	Pfizer, Inc.	296,802
349	Pharma Foods International Company Ltd.	4,889
402	Regeneron Pharmaceuticals, Inc.(a)	244,653
382	Sage Therapeutics, Inc.(a)	15,058
703	Seagen, Inc.(a)	94,561
23,915	Sino Biopharmaceutical Ltd.	16,440
594	Takara Bio, Inc.	11,789
573	Towa Pharmaceutical Company Ltd.	13,941
508	uniQure N.V.(a)	9,169
986	Vertex Pharmaceuticals, Inc.(a)	239,647
		2,022,098

See accompanying notes to financials statements.

APEX Healthcare ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 86.8% (Continued)
	COMMERCIAL SUPPORT SERVICES - 0.9%
485	Eurofins Scientific S.E.	$48,375

	HEALTH CARE FACILITIES & SERVICES - 4.8%
394	Amvis Holdings, Inc.	15,115
418	BML, Inc.	12,622
393	Encompass Health Corporation	24,382
199	Fulgent Genetics, Inc.(a)	12,710
569	H.U. Group Holdings, Inc.	14,378
379	Laboratory Corp of America Holdings(a)	102,846
456	Premier, Inc., Class A	17,428
459	Quest Diagnostics, Inc.	61,974
		261,455
	HOUSEHOLD PRODUCTS - 0.2%
138	Premier Anti-Aging Company Ltd.(a)	8,538

	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.2%
5,717	Hartalega Holdings Berhad	8,030
16,109	Supermax Corporation Berhad	4,540
		12,570
	MEDICAL EQUIPMENT & DEVICES - 43.8%
2,162	Abbott Laboratories	275,568
1,144	Agilent Technologies, Inc.	159,382
155	BioMerieux	18,121
97	Bio-Rad Laboratories, Inc., Class A(a)	58,174
411	Bruker Corporation	27,373
188	Cooper Companies, Inc.	74,880
875	Danaher Corporation	250,066
2,307	Edwards Lifesciences Corporation(a)	251,924
833	Eiken Chemical Company Ltd.	12,385
2,203	Fisher & Paykel Healthcare Corporation Ltd.	40,238
390	Globus Medical, Inc., Class A(a)	26,025
963	Hologic, Inc.(a)	67,641
1,317	Hoya Corporation	168,855
268	Inmode Ltd.(a)	12,926

See accompanying notes to financials statements.

APEX Healthcare ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 86.8% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 43.8% (Continued)
797	Intuitive Surgical, Inc.(a)	$226,491
299	LeMaitre Vascular, Inc.	12,651
228	Mercator Medical S.A.(a)	4,135
861	Meridian Bioscience, Inc.(a)	17,952
8,641	Modern Dental Group Ltd.	5,164
768	Nakanishi, Inc.	13,554
487	Nihon Kohden Corporation	12,801
429	PerkinElmer, Inc.	73,861
918	QIAGEN N.V.(a)	45,432
148	Quidel Corporation(a)	15,297
96	Sartorius Stedim Biotech	41,755
49	Tecan Group A.G.	23,679
439	Thermo Fisher Scientific, Inc.	255,190
11,872	Top Glove Corporation Berhad	6,040
284	Vitrolife A.B.	11,574
237	Waters Corporation(a)	75,868
282	West Pharmaceutical Services, Inc.	110,888
		2,395,890

	TOTAL COMMON STOCKS (Cost $4,906,650)	4,748,926

Shares		Fair Value
	EXCHANGE-TRADED FUND — 8.7%
	EQUITY - 8.7%
5,653	iShares Global Healthcare ETF	475,361

	TOTAL EXCHANGE-TRADED FUND (Cost $476,404)	475,361

	TOTAL INVESTMENTS - 95.5% (Cost $5,383,054)	$5,224,287
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.5%	245,255
	NET ASSETS - 100.0%	$5,469,542

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

Ltd.	- Limited Company

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

S.A.	- Société Anonyme

(a)	Non-income producing security.

See accompanying notes to financials statements.

APEX HealthCare ETF
Statement of Assets and Liabilities (Unaudited)
January 31, 2022

Assets
Investment securities:
At cost	$5,383,054
At value	5,224,287
Cash	$209,023
Foreign currency, at value (Cost $27,372)	27,146
Due from Adviser	23,835
Receivable for securities sold	9,572
Dividends and interest receivable	2,307
Total Assets	5,496,170

Liabilities
Payable for securities purchased	5,549
Accrued audit fees	8,365
Payable to related parties	8,005
Transfer agent fee	1,915
Other accrued expenses	2,794
Total Liabilities	26,628
Net Assets	$5,469,542

Composition of Net Assets:
Paid in capital	$5,627,754
Accumulated Loss	(158,212)
Net Assets	$5,469,542

Net Asset Value Per Share
Fund
Net Assets	$5,469,542
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	600,000

Net asset value (Net Assets / Shares Outstanding), offering price and redemption price per share	$9.12

See accompanying notes to financial statements.

APEX HealthCare ETF
Statement of Operations
Period ended January 31, 2022 * (Unaudited)

Investment Income
Dividend income	$3,413
Less foreign taxes withheld	(54)
Total Investment Income	3,359

Expenses
Investment advisory fees	3,163
Administration fees	20,515
Audit fees	8,365
Legal fees	6,700
Custody fees	4,666
Transfer agent fees	4,434
Trustees’ fees	4,415
Compliance officer fees	2,998
Printing expenses	2,983
Insurance expense	396
Other expenses	3,049
Total Expenses	61,684
Less: Fees waived/ expenses reimbursed by the Advisor	(57,762)
Net Expenses	3,922
Net Investment Loss	(563)

Net Realized and Unrealized Gain (Loss) on Investments

Net realized gain (loss) on:
Investments	1,311
Foreign currency translations	(67)
1,244
Net Change in unrealized depreciation on:
Investments	(158,767)
Foreign currency translations	(126)
(158,893)
Net Realized and Unrealized Loss On Investments	(157,649)
Net Decrease in Net Assets Resulting From Operations	$(158,212)

*	The APEX Healthcare ETF commenced operations on September 20, 2021.

See accompanying notes to financial statements.

APEX HealthCare ETF
Statements of Changes in Net Assets

Period Ended
January 31,
2022*
(Unaudited)
Operations:
Net investment loss	$(563)
Net realized gain from investment transactions and foreign currency translations	1,244
Net change in unrealized depreciation on investment transactions and foreign currency translations	(158,893)
Net decrease in net assets resulting from operations	(158,212)

Shares of Beneficial Interest
Proceeds from shares sold:
Fund	5,377,754
Net Increase in Net Assets Resulting From Beneficial Interest Transactions	5,377,754

Total Increase in Net Assets	5,219,542

Net Assets:
Beginning of period	250,000 (a)
End of period	$5,469,542

Share Activity:
Fund Class:
Shares Sold	575,000
Net Increase in Total Shares Outstanding	575,000

*	The APEX Healthcare ETF commenced operations on September 20, 2021.

(a)	Beginning capital of $250,000 was contributed by fund management at Regents Park Funds, LLC, investment advisor to the Fund, in exchange for 25,000 shares of the Fund in connection with the seeding of the Trust.

See accompanying notes to financial statements.

APEX HealthCare ETF
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented)

Period
Ended
January 31,
2022
(Unaudited)*
Selected Per Share Data:
Net asset value, beginning of period	$10.00

Investment operations:
Net investment income(a)	— (b)
Net realized and unrealized loss on investments	(0.88)
Total from investment operations	(0.88)

Net asset value, end of period	$9.12

Market Price, end of period	$9.20

Total Return(c)(d)(e)(f)	(8.80)%
Market Price Total Return(e)	(8.00)%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$5,470
Ratio of expenses to average net assets:
before reimbursement(g)(h)(i)	14.16%
net of reimbursement(h)(i)(j)	0.90%
Ratio of net investment loss to average net assets(i)(k)	(0.13)%
Portfolio turnover rate(e)(l)	11%

*	The APEX Healthcare ETF shares commenced operations on September 20, 2021.

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year.

(b)	Rounds to less than $0.005 per share.

(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Total return would have been lower absent of fee waiver/expense reimbursement.

(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value in financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Not annualized.

(f)	Represents total return based on net asset values per share from commencement of investment operations on September 20, 2021 through January 31, 2022.

(g)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the Adviser.

(h)	Does not include the expenses of other investment companies in with the Fund invests.

(i)	Annualized.

(j)	Represents the ratio of expenses to average net assets inclusive of fee waivers and/or expense reimbursements/recapture by the Advisor.

(k)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the fund invests.

(l)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

See accompanying notes to financial statements.

APEX Healthcare ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
January 31, 2022

(1)	ORGANIZATION

The APEX Healthcare ETF (the “Fund”) is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced operations on September 20, 2021. The Fund is an actively managed exchange traded fund (“ETF”). The Fund’s investment objective is to seek to provide investment results that correspond generally, before fees and expenses, to the performance of the MarketGrader Global Health Care Leaders Index.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (’‘GAAP”), and require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost (which approximates fair value). Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a Fair Value Committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to, as needed, attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and considers the determinations reached by the Fair Value Committee in ratifying the Fair Value Committee’s application of the fair valuation methodologies employed.

Exchange Traded Funds – The Fund may invest in ETFs, which are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Fair Valuation Process –The applicable investments are valued collectively via inputs from each group within the fair value team. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the

APEX Healthcare ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2022

securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the Fair Value Committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

APEX Healthcare ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2022

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2022 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$4,748,926	$—	$—	$4,748,926
Exchange-Traded Fund	475,361	—	—	475,361
Total	$5,224,287	$—	$—	$5,224,287

The Fund did not hold any Level 3 securities during the period.

*	Refer to the Schedule of Investments for portfolio composition.

Foreign Currency Translations

The books and records of the Fund are maintained in US dollars. The market values of securities which are not traded in US currency are recorded in the financial statements after translation to US dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related interest, dividends and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effect of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Security Transactions and Related Income

Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex -dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders

Ordinarily, dividends from net investment income, if any, are declared and paid annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

APEX Healthcare ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2022

Federal Income Taxes

The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund identified its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund and Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

(3)	INVESTMENT TRANSACTIONS

For the period ended January 31, 2022, cost of purchases and proceeds from sales of portfolio securities (excluding in -kind transactions and short-term investments) for the Fund amounted to $190,547 and $333,938, respectively. For the period ended January 31, 2022, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $5,525,135 and $0, respectively.

(4)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Regents Park Funds, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, subject to the authority of the Board, is responsible for managing the day to day operations of the Fund, including: selecting the overall investment strategies; monitoring and evaluating Sub-Adviser (as defined below) performance; and providing related administrative services and facilities. Anfield Group, LLC (“Anfield Group”), which is wholly owned by the David Young and Sandra G. Glain Family Trust, wholly owns the Adviser. As compensation for its services, the Fund pays to the Adviser an annual advisory fee (computed daily and paid monthly) at an annual rate of 0.75% of its average daily net assets. For the period ended January 31, 2022, the Fund incurred Advisory Fees of $3,163.

The Adviser has engaged Anfield Capital Management, LLC (“Anfield” or the “Sub-Adviser”) to serve as Sub-Adviser to the Fund. Anfield Group owns a 92% majority interest in Anfield. The Sub-Adviser is an affiliate of the Adviser. The Sub-Adviser, with respect to the portion of the Fund’s assets allocated to the Sub -Adviser, is responsible for selecting investments and assuring that investments are made in accordance with the Fund’s investment objective, policies and restrictions. The Adviser compensates the Sub-Adviser for its services from the management fees received from the Fund, which are computed and accrued daily and paid monthly and do not impact the financial statements of the Fund.

APEX Healthcare ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2022

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”) has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least November 30, 2022 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front- end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), and extraordinary expenses such as litigation expenses) will not exceed 0.90% of average daily net assets. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the foregoing expense limits as well as any expense limitation in effect at the time the waiver or reimbursement is made.

For the period ended January 31, 2022 the Adviser had no previously reimbursed fees to recapture, and the Adviser reimbursed $57,762 to the Fund during the period.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to Northern Lights Distributors, LLC (the “Distributor” or “NLD”) and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees.

In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for servicing in such capacities.

BluGiant, LLC (“BluGiant”), BluGiant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

Northern Lights Compliance Services, LLC (“NLCS”) , an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $5,383,054 for the Fund, and differs from market value by net unrealized appreciation (depreciation) which consisted of:

Gross unrealized appreciation:	$34,579
Gross unrealized depreciation:	(193,346)
Net unrealized depreciation:	$(158,767)

APEX Healthcare ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2022

(6)	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”) . Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$500	2.00%

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

(7)	PRINCIPAL INVESTMENT RISKS

The Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Fund’s prospectus and statement of additional information for a more full listing of risks associated with the Fund’s investments which include, but are not limited to: authorized participant concentration risk, calculation methodology risk, concentration risk, currency risk, cybersecurity risk, early close/trading halt risk, emerging markets risk, equity risk, ETF structure risk, fluctuation of net asset value risk, foreign (non-U.S.) investment risk, focus risk, gap risk, geographic risk, growth investing risk, healthcare sector risk, hedging transactions risk, index risk, index tracking error risk, investment style risk, issuer-specific risk, management risk, market capitalization risk, market events risk, market risk, new fund risk, passive investment risk, portfolio turnover risk, securities lending risk, trading risk, value investing risk and volatility risk.

Equity Risk – Equity securities are susceptible to general market fluctuations and volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or changing economic, political or market conditions.

ETF Structure Risk – The Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s

APEX Healthcare ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2022

shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly.

Fluctuation of Net Asset Value Risk – The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time.

Foreign (Non-U.S.) Investment Risk: Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign (non-U.S.) companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign (non-U.S.) securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Healthcare Sector Risk – The Fund’s investments will be concentrated in the healthcare sector, and will therefore be susceptible to an increased risk of loss resulting from adverse events that affect the healthcare sector more than the market as a whole. The profitability of companies in the healthcare sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services, an increased emphasis on outpatient services, demand for medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence. The Fund may be, to the extent that the Fund’s investments are concentrated in securities of a particular industry, group of industries or sector.

Index Risk – Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the MarketGrader Index. Therefore, the Sub-Adviser would not necessarily sell a security unless that security is removed from the MarketGrader Index, even if that security generally is underperforming or the security’s issuer was in financial trouble, and the Fund will be negatively affected by general declines in the securities and asset classes represented in the MarketGrader Index. The Fund does not take defensive positions in declining markets. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the MarketGrader Index. The Index Provider relies on third party data it believes to be reliable in constructing the MarketGrader Index, but it does not guarantee the accuracy or availability of any such third party data, and there is also no guarantee with respect to the accuracy, availability or timeliness of the production of the MarketGrader Index.

Market Risk – Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the bond or other markets, volatility in the securities markets, adverse investor sentiment affect the securities markets and political events affect the securities markets. Securities markets also may experience long periods of decline in value. When the

APEX Healthcare ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2022

value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, business and school closings, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.

(8)	SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

APEX Healthcare ETF
ADDITIONAL INFORMATION (Unaudited)
January 31, 2022

Approval of Advisory Agreement

Regents Park Funds, LLC and Anfield Capital Management, LLC for the APEX HealthCare ETF

At a meeting held on June 28-29, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), each of whom is not an “interested person” of the Trust (the “Independent Trustees” or the “Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered (i) the approval of the proposed investment advisory agreement (the “Advisory Agreement”) between Regents Park Funds, LLC (“Regents Park” or the “Adviser”) and the Trust, on behalf of APEX HealthCare ETF (the “Fund” or the “APEX ETF”); and (ii) the approval of the proposed sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Advisory Agreements”) among Regents Park, Anfield Capital Management, LLC (“Anfield” or the “Sub-Adviser”) and the Trust, on behalf of the APEX ETF.

In connection with the Board’s consideration of the Advisory Agreement and the Sub-Advisory Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services to be provided to the APEX ETF by Regents Park and Anfield; (ii) a description of the Adviser’s and the Sub-Adviser’s investment management personnel; (iii) an overview of the Adviser’s and the Sub-Adviser’s respective operations and financial condition; (iv) a description of the Adviser’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of the APEX ETF’s proposed advisory fee and estimated overall expenses with those of comparable mutual funds; (vi) the anticipated level of profitability from the Adviser’s and the Sub-Adviser’s fund-related operations; (vii) the Adviser’s and the Sub-Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security and (viii) information regarding the performance record of other mutual funds with similar investment strategies.

Throughout the process, including at the meeting, the Board had numerous opportunities to ask questions of and request additional materials from Regents Park and Anfield. During the Meeting, the Board was advised by, and met, in executive session with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding their responsibilities under applicable law. The Board also noted that the evaluation process with respect to the Adviser and the Sub-Adviser was an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at prior meetings with respect to the services to be provided by the Adviser and the Sub-Adviser.

Matters considered by the Board in connection with its approval of the Advisory Agreement and Sub-Advisory Agreement included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Regents Park (the “Adviser”) and Anfield (the “Sub-Adviser”) and together, with the Adviser, the “Advisers”), respectively, related to the Advisory Agreements with respect to the APEX ETF, including: the Advisory Agreements; a description of the manner in which investment decisions are to be made and executed; an overview of the personnel that perform services for each of the Funds and their background and experience; a review of the financial condition of each of Regents Park and Anfield; information regarding risk management processes and liquidity management; the compliance policies and procedures of each of Regents Park and Anfield, including its business continuity and cybersecurity policies and a code of ethics that contained provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); Regents Park’s and Anfield’s use of an outside compliance consultant; information regarding Regents Park’s and Anfield’s compliance and regulatory history; and an independent report prepared by Broadridge analyzing the estimated fees and expenses of the APEX ETF as compared to those of a peer group of other registered investment companies with similar investment strategies as selected by Broadridge.

APEX Healthcare ETF
ADDITIONAL INFORMATION (Unaudited) (Continued)
January 31, 2022

The Board also noted that on a regular basis it received and reviewed information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, which included evaluating the regulatory compliance systems of the Advisers and findings by the CCO that the Advisers’ policies and procedures were reasonably designed to ensure compliance with federal securities laws. The Board took into account that Regents Park and Anfield are affiliates under common control and share many, but not all, key personnel with each other, and considered the differing functions of each firm with respect to managing either operations and/or portfolio management, including that the APEX ETF would employ a passive investment strategy that tracked an unaffiliated index.

The Board noted no significant disruption or impact to services to each of Regents Park and Anfield as a result of the COVID-19 pandemic. The Board also considered the significant risks assumed by each of Regents Park and Anfield in connection with the services provided to the Apex Fund, including entrepreneurial risk and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks.

In considering the nature, extent, and quality of the services provided by Regents Park and Anfield, the Board also took into account its knowledge, acquired through discussions and reports during the preceding year and in past years, of Regents Park’s and Anfield’s management and the quality of the performance of their duties. The Board concluded that the management of each of Regents Park and Anfield had the skills, experience and sophistication necessary to perform their duties and that the nature, overall quality and extent of the services provided by Regents Park and Anfield with respect to the Fund were anticipated to be satisfactory and reliable.

Performance. The Board noted that the Advisers did not currently manage a comparable fund or managed account. The Board reviewed and considered, among other performance data, the performance data of the Index (gross return) relative to certain other benchmarks and comparable mutual funds and ETFs with similar strategies, finding that for the 1-, 3-, 5- and 10-year periods that the Index had generated positive returns and had outperformed its proposed benchmark index (S&P Global Healthcare 1200 Index). The Board noted that it was familiar with the capabilities of Regents Park and Anfield with respect to the other funds they managed and that each of Regents Park and Anfield were expected to obtain an acceptable level of investment returns for shareholders.

Fees and Expenses. Regarding the costs of the services provided by each Adviser and Sub-Adviser, the Board considered, among other expense data, a comparison prepared by Broadridge of each Fund’s advisory fee and operating expenses compared to the advisory fee and expenses of the funds in its Peer Group and Morningstar category. The Board noted that while it found the data provided by the independent third-party generally useful, it recognized its limitations, including potential differences in the investment strategies of the Funds relative to their Peer Groups, as well as the level, quality and nature of the services provided by the Adviser and Sub-Adviser with respect to the APEX ETF.

The Board noted that Regents Park’s advisory fee was higher than the median of the Peer Group, but not the highest among the funds within the Peer Group. The Board also noted that the net expense ratio was higher than the median of its Peer Group. The Board took into account that the Adviser had agreed to reimburse expenses to limit net annual operating expenses to 0.90% of the Affinity ETF’s average net assets (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the APEX ETF may invest, or extraordinary expenses such as litigation). The Board also took into account Regents Park’s analysis of the Peer Group and their description of the limits of the Peer Group with respect to comparable funds that have global equity exposure, and in particular, emerging market exposure, which would, in their view, require a higher level of service.

With respect to the sub-advisory fee, the Board considered that the APEX ETF will pay an advisory fee to the Adviser and that, in turn, the Adviser pays a portion of its advisory fee to the Sub-Adviser. The Board also determined that the services provided under the Advisory Agreement and Sub-Advisory Agreement were in addition to, rather than duplicative of, the advisory services provided to the underlying funds in which the Fund invests.

APEX Healthcare ETF
ADDITIONAL INFORMATION (Unaudited) (Continued)
January 31, 2022

Based on the factors above, the Board concluded that the advisory fee and sub-advisory fee were not unreasonable.

Profitability. The Board considered the profitability of each of Regents Park and Anfield and whether these profits are reasonable in light of the services provided to the APEX ETF. The Board considered whether such profits, if any, would be reasonable in light of the services proposed to be provided to the APEX ETF and reviewed an estimated profitability analysis prepared by Regents Park and concluded that, based on the estimated costs of launching and managing the APEX ETF during their first year of operations, the anticipated profitability, if any, of Regents Park and Anfield from their relationships with the APEX ETF did not appear to be excessive.

Economies of Scale. The Board considered whether Regents Park would realize economies of scale with respect to its management of the APEX ETF. The Board concluded that at current and projected asset levels for the initial term of the Advisory Agreement, economies of scale were not a consideration at this time but that the Board would consider whether economies of scale exist in the future.

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits to be received by each of Regents Park and Anfield from their respective association with the APEX ETF. The Board noted that neither of Regents Park and Anfield believed it would receive any direct, indirect or ancillary material “fall-out” benefits from its relationship with the APEX ETF, although the Board noted that certain reputational benefits may result from these relationships. The Board concluded that such benefits are reasonable.

Conclusion. The Board, having requested and received such information from each of Regents Park and Anfield as it believed reasonably necessary to evaluate the terms of the Advisory Agreements and having been advised by independent counsel that it had appropriately considered and weighed all relevant factors, determined that approval of Advisory Agreements with respect to the APEX ETF for an initial two-year term was in the best interests of the APEX ETF and its prospective shareholders.

In considering the approval of the Advisory Agreements, the Board considered a variety of factors, including those discussed above, and also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently. The Board’s conclusions may be based in part on its consideration of the advisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

APEX Healthcare ETF
EXPENSE EXAMPLES (Unaudited)
January 31, 2022

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 20, 2021 (commencement of the Fund’s operations) to January 31, 2022 (the ’‘period’’).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ’‘Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases or sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During the Period
Actual	9/20/21	1/31/22	9/20/21 – 1/31/22*	9/20/21 – 1/31/22
	$1,000.00	$912.00	$3.11	0.90%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period	During the Period
(5% return before expenses)	8/1/21	1/31/22	8/1/21 – 1/31/22**	8/1/21 – 1/31/22
	$1,000.00	$1,020.67	$4.58	0.90%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (132) divided by the number of days in the fiscal year (365).

**	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.

Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-631-490-4300

What we do

How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the twelve month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-866-4848 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-866-866-4848.

Adviser
Regents Park Funds, LLC
4041 MacArthur Blvd., Suite 155
Newport Beach, CA 92660

Administrator
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing contained herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Fund. Such an offering is made only by a prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

APEX-SAR22

(b)        Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer

Date 3/30/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer

Date 3/30/2022

By (Signature and Title)

/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer

Date 3/30/2022